ARTIO GLOBAL INVESTMENT FUNDS

March 5, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:       Artio Global Investment Funds (the “Trust”)

File Nos. (33-47507) and (811-6652)

Post–Effective Amendment No. 61

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in the Post-Effective Amendment No. 61 that was filed electronically on February 28, 2013.

If you have any questions regarding this filing, please do not hesitate to call me at (617) 662-1745.

Sincerely,

/s/ Tracie A. Coop

Tracie A. Coop

Secretary